Commitments and Contingencies - Additional Information (Detail) - USD ($)	Jan. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Containers orders placed		$ 75,015,000
Future minimum lease payment obligations		12,329,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations		$ 0
Sales-type Leaseback Financing Arrangement | Subsequent Event
Commitments And Contingencies Disclosure [Line Items]
Containers orders placed	$ 411,870,000